Subsidiaries	12 Months Ended
Dec. 31, 2021
Subsidiaries
Subsidiaries

41.  Subsidiaries

The Group’s ultimate parent company is TVF, while subsidiaries, associates and a joint venture of the Company as at 31 December 2021 and 31 December 2020 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2021 (%)	2020 (%)
Turktell	Turkey	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkey	Telecommunications, television services and content services	100	100
Turkcell Dijital (*)	Turkey	Digitalization services and products	100	—
Turkcell Satis	Turkey	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Turkey	Research and development	100	100
Turkcell Gayrimenkul	Turkey	Property investments	100	100
Turkcell Enerji	Turkey	Electricity energy trade and wholesale and retail electricity sales	100	100
Boyut Enerji	Turkey	Electricity energy trade and wholesale and retail electricity sales	100	—
Turkcell Finansman	Turkey	Consumer financing services	100	100
Turkcell Sigorta	Turkey	Insurance agency activities	100	100
Turkcell Odeme	Turkey	Payment services and e-money license	100	100
Lifecell Dijital Servisler	Turkey	Development and providing of digital services and products	100	100
Lifecell Bulut	Turkey	Cloud solutions services	100	100
Lifecell TV	Turkey	Online radio, television and on-demand streaming services	100	100
Lifecell Muzik	Turkey	Radio, television and on-demand streaming services	100	100
Global Tower	Turkey	Telecommunications infrastructure business	100	100
Atmosware Teknoloji(**)	Turkey	Develop software products and services, training software developers	100	—
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Global Bilgi	Turkey	Customer relations and human resources management	100	100
Global LLC	Ukraine	Customer relations management	100	100
Rehberlik	Turkey	Directory assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
lifecell	Ukraine	Telecommunications	100	100
Paycell LLC	Ukraine	Mobile payments services	100	100
Turkcell Europe	Germany	Telecommunications	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP B.V.	Netherlands	Providing digital services and products	100	100
BiP A.S.	Turkey	Providing digital services and products	100	100
Beltel	Turkey	Telecommunications investments	100	100
BeST	Republic of Belarus	Telecommunications	80	80
Lifetech	Republic of Belarus	Information technology, programming and technical support	80	80

			Effective Ownership Interest
Associates	Country of		31 December	31 December
Name	Incorporation	Business	2021 (%)	2020 (%)
TOGG	Turkey	Electric passenger car development, production and trading activities	23	19

41.  Subsidiaries (continued)

			Effective Ownership Interest
Joint Venture	Country of		31 December	31 December
Name	Incorporation	Business	2021 (%)	2020 (%)
Sofra	Turkey	Meal coupons and cards	33	33

(*) Turkcell Dijital, which is fully owned by the Company’s subsidiary Turktell, has been incorporated. Registration and announcement of the respective company has also been completed on 8 March 2021.

(**) Atmosware Teknoloji, which is fully owned by the Company’s subsidiary Turktell, has been incorporated. Registration and announcement of the respective company has also been completed on 8 October 2021.